Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Income Taxes [Abstract]
Schedule of Components of Income Tax Expenses	The income tax (benefit)/expenses consist of the following components:
	For the six months ended March 31,
	2024	2023
Current income tax (benefit)/expenses	—	251,042
Deferred income tax (benefit)/expenses	(215,161)	—
Total income tax (benefit)/provision	$(215,161)	$251,042
The income tax expenses consist of the following components:
	For the years ended September 30,
	2023	2022	2021
Current income tax expenses	96,452	305,439	194,844
Deferred income tax expenses/(benefit)	(160,402)	80,519	(93,304)
Total income tax provision	$(63,950)	$385,958	$101,540

Schedule of Group’s Actual Provision for Income Taxes and the Provision	A reconciliation between the Group’s actual provision for income taxes and the provision at Japan statutory rate is as follows:
	For the six months ended March 31,
	2024	2023
(Loss)/Profit before income tax expenses	$(1,620,927)	$805,869
Computed income tax (benefit)/expense with statutory tax rate	(596,937)	298,487
Effect of preferential tax rate	3,967	45,014
Impact of different tax rates in other jurisdictions	220,869	(143,893)
Non-deductible expenses	1,366	36
Deferred offering costs	—	72,540
Utilized tax gain/(loss)	2,059	(4,986)
Changes in valuation allowance	153,515	(16,156)
Income tax (benefit)/expenses	$(215,161)	$251,042
A reconciliation between the Group’s actual provision for income taxes and the provision at Japan statutory rate is as follows:
	For the years ended September 30,
	2023	2022	2021
(Loss)/Profit before income tax expenses	$(716,678)	$1,452,333	$853,206
Computed income tax (benefit)/expense with statutory tax rate	(263,930)	538,344	316,262
Effect of preferential tax rate	(22,301)	(29,148)	(20,586)
Impact of different tax rates in other jurisdictions	(425)	(303,869)	(244,878)
Non-deductible expenses	316	1,372	—
Utilized tax loss	(49,313)	—	—
Changes in valuation allowance	271,703	179,259	50,742
Income tax (benefit)/expenses	$(63,950)	$385,958	$101,540

Schedule of Significant Components of the Deferred Tax Assets	As of March 31, 2024 and September 30, 2023, the significant components of the deferred tax assets are summarized below:
	As of March 31, 2024	As of September 30, 2023
Deferred tax assets:
Net operating loss carried forward	$988,773	$654,588
Unrealized foreign exchange loss	(32,109)	(36,521)
Total deferred tax assets	956,664	618,067
Valuation allowance	(602,095)	(468,938)
Deferred tax assets, net of valuation allowance	$354,569	$149,129
As of September 30, 2023 and 2022, the significant components of the deferred tax assets are summarized below:
	As of September 30,
	2023	2022
Deferred tax assets:
Net operating loss carried forward	$654,588	$242,785
Unrealized foreign exchange loss	(36,521)	(31,229)
Total deferred tax assets	618,067	211,556
Valuation allowance	(468,938)	(211,556)
Deferred tax assets, net of valuation allowance	$149,129	$—

Schedule of Changes in Valuation Allowance	Changes in valuation allowance are as follows:
	As of March 31, 2024	As of September 30, 2023
Valuation allowance:
Balance at beginning of the year	$468,938	$211,556
Additions	153,515	271,702
Loss utilized	—	(49,314)
Exchange difference	(20,358)	34,994
Balance at end of the year	602,095	468,938
Changes in valuation allowance are as follows:
	As of September 30
	2023	2022
Valuation allowance:
Balance at beginning of the year	$211,556	$51,244
Additions	271,702	179,259
Loss utilized	(49,314)	—
Exchange difference	34,994	(18,947)
Balance at end of the year	468,938	211,556

Schedule of Net Operating Loss	As of March 31, 2024, net operating loss carryforwards will expire, if unused, in the following amounts:
2025	$—
2026	142,218
2027	500,030
2028	1,609,483
2029	1,012,657
Total	3,264,388
As of September 30, 2023, net operating loss carryforwards will expire, if unused, in the following amounts:
2023	$—
2024	—
2025	145,306
2026	510,885
2027	1,665,870
Total	2,322,061